Balance Sheet Components - Schedule of Balance Sheet Component Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Subscriber contract costs
Subscriber acquisition costs	$ 958,261	$ 628,739
Accumulated amortization	(167,617)	(80,666)
Subscriber acquisition costs, net	790,644	548,073
Long-term investments and other assets
Notes receivable, net of allowance (See Note 16)	977	600
Security deposit receivable	6,363	6,606
Investments (See Note 7)	3,486	3,306
Other	67	21
Total long-term investments and other assets, net	10,893	10,533
Accrued payroll and commissions
Accrued payroll	18,071	16,432
Accrued commissions	20,176	21,547
Total accrued payroll and commissions	38,247	37,979
Accrued expenses and other current liabilities
Accrued interest payable	17,153	11,695
Loss contingencies	2,504	9,663
Other	15,916	7,504
Total accrued expenses and other current liabilities	$ 35,573	$ 28,862